Lease (Tables)	12 Months Ended
Jun. 30, 2025
Lease [Abstract]
Schedule of Operating Leases

The balances and other information for the operating leases where we are the lessee are presented as follows within our consolidated balance sheets:

	As of June 30,
	2025	2024
Operating lease right-of-use assets	180,865	8,758
Lease liabilities – current	75,304	—
Lease liabilities – non-current	98,823	—
Total operating lease liabilities	$174,127	$—

	As of June 30,
	2025	2024
Weighted discount rate for the operating lease	10%	10%
Weighted average remaining lease term	24 months	2 months

The components of lease expense are as follows within our consolidated statements of operations:

	For the year ended June 30,
	2025	2024
Operating lease expense(i)	66,498	53,172
Cash paid for operating lease	97,335	79,127
Right-of-use assets obtained in exchange for operating lease liabilities	—	—
(i)	Operating lease expense includes short-term leases and variable lease costs.

Schedule of Future Minimum Payments of the Lease	The following is a schedule of future minimum payments of the lease:
For the six months ended December 31,	Amount
2026	97,234
2027	94,630
2028	10,998
Total lease payments	$202,862